Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2021	May 31, 2020
Income Tax Disclosure [Abstract]
Income tax provisions
Change in valuation allowance	$ 1,257,000	$ 444,000
Corporate income tax rate	21.00%	21.00%
Federal net operating loss carry forwards	$ 7,600,000	$ 3,800,000